Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Current Assets:
Cash		$ 10,159,656	$ 5,811,798
Restricted cash		931	1,489,216
Short-term investments		18,680,071	17,850,648
Accounts receivable, net		15,327,945	21,826,297
Notes receivable		28,111	1,054,528
Advance to suppliers, net		4,532,267	5,896,595
Inventories		3,653,380	5,396,634
Prepaid expenses and other current assets, net		2,969,288	1,567,060
Total current assets		59,129,558	61,747,189
Non-current assets:
Long-term investments			1,758,515
Non-current accounts receivable		4,306,546
Deferred offering costs			437,653
Property and equipment, net		3,464,953	4,111,919
Intangible assets		121,771	140,070
Operating lease right-of-use assets, net		708,944	668,259
Loans receivable, non-current		963,243	725,699
Deferred tax assets, net		602,258
Other non-current assets		35,359	44,746
Total non-current assets		10,203,074	7,886,861
Total Assets		69,332,632	69,634,050
Current Liabilities:
Short-term loans		3,068,046	50,899
Accounts payable		7,532,959	10,731,238
Advance from customers		1,280,421	2,292,728
Taxes payable		3,781,738	3,418,725
Operating lease liabilities		82,653	68,291
Other payables and other current liabilities		1,747,207	1,339,969
Total current liabilities		23,248,841	27,140,909
Non-current Liabilities:
Long-term loans			1,127,380
Deferred tax liabilities, net			307,513
Operating lease liabilities, non-current		626,291	602,735
Total non-current liabilities		626,291	2,037,628
Total Liabilities		23,875,132	29,178,537
Commitments and Contingencies
Equity:
Ordinary shares (par value $0.001 per share, 50,000,000 shares authorized; 17,025,000 and 15,500,000 shares issued and outstanding as of September 30, 2025 and 2024, respectively	[1]	17,025	15,500
Subscription receivable		(15,500)	(15,500)
Additional paid-in capital		6,544,298	1,617,966
Statutory reserves		2,076,469	1,690,994
Retained earnings		38,207,918	37,339,006
Accumulated other comprehensive loss		(1,397,475)	(861,374)
Total equity attributable to Leishen Energy Holding Co., Ltd		45,432,735	39,786,592
Non-controlling interests		24,765	668,921
Total Equity		45,457,500	40,455,513
Total Liabilities and Equity		69,332,632	69,634,050
Nonrelated Party [Member]
Current Assets:
Loan receivable - related party		3,777,909
Related Party [Member]
Current Assets:
Loan receivable - related party			822,878
Due from related parties			31,535
Current Liabilities:
Due to related parties		$ 5,755,817	$ 9,239,059

[1]	Gives retroactive effect to reflect the business reorganization in March 2023.